Condensed Consolidated Statement of Changes in Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Total	Initial public offering	Redeemable Convertible Preferred Stock [Member]	Redeemable Convertible Preferred Stock [Member] Initial public offering	Common Stock	Common Stock Initial public offering	Additional Paid-In Capital	Additional Paid-In Capital Initial public offering	Accumulated Deficit
Beginning Balance at Dec. 31, 2018			$ 125,142
Beginning Balance, Shares at Dec. 31, 2018			201,335,862
Beginning Balance at Dec. 31, 2018	$ (50,155)				$ 0		$ 450		$ (50,605)
Beginning Balance, Shares at Dec. 31, 2018					346,047
Accretion to redemption value on redeemable convertible preferred stock	(505)		$ 505				(505)
Stock-based compensation expense	794						794
Issuance of common stock upon the exercise of stock options	21						21
Issuance of common stock upon the exercise of stock options, Shares					14,068
Net loss and comprehensive loss	(41,859)								(41,859)
Ending Balance at Dec. 31, 2019	$ 125,647		$ 125,647
Ending Balance, Shares at Dec. 31, 2019	201,335,862		201,335,862
Ending Balance at Dec. 31, 2019	$ (91,704)				$ 0		760		(92,464)
Ending Balance, Shares at Dec. 31, 2019					360,115
Accretion to redemption value on redeemable convertible preferred stock	(128)		$ 129				(128)
Stock-based compensation expense	298						298
Issuance of common stock upon the exercise of stock options	8						8
Issuance of common stock upon the exercise of stock options, Shares					3,569
Net loss and comprehensive loss	(9,759)								(9,759)
Ending Balance at Mar. 31, 2020			$ 125,776
Ending Balance, Shares at Mar. 31, 2020			201,335,862
Ending Balance at Mar. 31, 2020	(101,285)				$ 0		938		(102,223)
Ending Balance, Shares at Mar. 31, 2020					363,684
Beginning Balance at Dec. 31, 2019	$ 125,647		$ 125,647
Beginning Balance, Shares at Dec. 31, 2019	201,335,862		201,335,862
Beginning Balance at Dec. 31, 2019	$ (91,704)				$ 0		760		(92,464)
Beginning Balance, Shares at Dec. 31, 2019					360,115
Net loss and comprehensive loss	(22,681)
Ending Balance at Jun. 30, 2020			$ 125,921
Ending Balance, Shares at Jun. 30, 2020			201,371,891
Ending Balance at Jun. 30, 2020	(111,850)				$ 0		3,295		(115,145)
Ending Balance, Shares at Jun. 30, 2020					363,684
Beginning Balance at Dec. 31, 2019	$ 125,647		$ 125,647
Beginning Balance, Shares at Dec. 31, 2019	201,335,862		201,335,862
Beginning Balance at Dec. 31, 2019	$ (91,704)				$ 0		760		(92,464)
Beginning Balance, Shares at Dec. 31, 2019					360,115
Accretion to redemption value on redeemable convertible preferred stock	(518)		$ 518				(518)
Stock-based compensation expense	3,641						3,641
Issuance of common stock upon the exercise of stock options	$ 879						879
Issuance of common stock upon the exercise of stock options, Shares	395,363				395,363
Issuance of Series A-2 redeemable convertible preferred stock upon the exercise of preferred warrants			$ 271
Issuance of Series A-2 redeemable convertible preferred stock upon the exercise of preferred warrants (in shares)			296,008
Issuance of Series B redeemable convertible preferred stock upon exercise of Series B warrants			$ 603
Issuance of Series B redeemable convertible preferred stock upon exercise of Series B warrants, Shares			378,111
Net loss and comprehensive loss	$ (45,798)								(45,798)
Ending Balance at Dec. 31, 2020	$ 127,039		$ 127,039
Ending Balance, Shares at Dec. 31, 2020	202,009,981		202,009,981
Ending Balance at Dec. 31, 2020	$ (133,500)				$ 0		4,762		(138,262)
Ending Balance, Shares at Dec. 31, 2020					755,478
Beginning Balance at Mar. 31, 2020			$ 125,776
Beginning Balance, Shares at Mar. 31, 2020			201,335,862
Beginning Balance at Mar. 31, 2020	(101,285)				$ 0		938		(102,223)
Beginning Balance, Shares at Mar. 31, 2020					363,684
Accretion to redemption value on redeemable convertible preferred stock	(128)		$ 127				(128)
Stock-based compensation expense	2,485						2,485
Issuance of Series A-2 redeemable convertible preferred stock upon the exercise of preferred warrants			$ 18
Issuance of Series A-2 redeemable convertible preferred stock upon the exercise of preferred warrants (in shares)			36,029
Net loss and comprehensive loss	(12,922)								(12,922)
Ending Balance at Jun. 30, 2020			$ 125,921
Ending Balance, Shares at Jun. 30, 2020			201,371,891
Ending Balance at Jun. 30, 2020	(111,850)				$ 0		3,295		(115,145)
Ending Balance, Shares at Jun. 30, 2020					363,684
Beginning Balance at Dec. 31, 2020	$ 127,039		$ 127,039
Beginning Balance, Shares at Dec. 31, 2020	202,009,981		202,009,981
Beginning Balance at Dec. 31, 2020	$ (133,500)				$ 0		4,762		(138,262)
Beginning Balance, Shares at Dec. 31, 2020					755,478
Accretion to redemption value on redeemable convertible preferred stock	(129)		$ 129				(129)
Stock-based compensation expense	493						493
Issuance of common stock upon the exercise of stock options	18						18
Issuance of common stock upon the exercise of stock options, Shares					8,095
Net loss and comprehensive loss	(11,291)								(11,291)
Ending Balance at Mar. 31, 2021			$ 127,168
Ending Balance, Shares at Mar. 31, 2021			202,009,981
Ending Balance at Mar. 31, 2021	(144,409)				$ 0		5,144		(149,553)
Ending Balance, Shares at Mar. 31, 2021					763,573
Beginning Balance at Dec. 31, 2020	$ 127,039		$ 127,039
Beginning Balance, Shares at Dec. 31, 2020	202,009,981		202,009,981
Beginning Balance at Dec. 31, 2020	$ (133,500)				$ 0		4,762		(138,262)
Beginning Balance, Shares at Dec. 31, 2020					755,478
Conversion of convertible notes into common stock at initial public offering	$ 8,393
Issuance of common stock upon the exercise of stock options, Shares	47,539
Net loss and comprehensive loss	$ (26,773)
Ending Balance at Jun. 30, 2021	$ 0		$ 0
Ending Balance, Shares at Jun. 30, 2021	0		0
Ending Balance at Jun. 30, 2021	$ 51,298				$ 19		216,314		(165,035)
Ending Balance, Shares at Jun. 30, 2021					19,470,914
Beginning Balance at Mar. 31, 2021			$ 127,168
Beginning Balance, Shares at Mar. 31, 2021			202,009,981
Beginning Balance at Mar. 31, 2021	(144,409)				$ 0		5,144		(149,553)
Beginning Balance, Shares at Mar. 31, 2021					763,573
Proceeds from initial public offering, net of underwriters' discounts and commissions and issuance costs	71,997				$ 5		71,992
Proceeds from initial public offering, net of underwriters' discounts and commissions and issuance costs, Shares					5,333,334
Issuance of common stock upon exercise of warrants for cash	377						377
Issuance of common stock upon exercise of warrants for cash (in shares)					23,887
Issuance of common stock upon net exercise of warrants upon initial public offering	734						734
Issuance of common stock upon net exercise of warrants upon initial public offering (in shares)					37,628
Issuance of common stock upon exchange of Avenue warrant	1,763						1,763
Issuance of common stock upon exchange of Avenue warrant (in shares)					107,663
Conversion of redeemable convertible preferred stock to common stock upon initial public offering		$ 127,168		$ (127,168)		$ 13		$ 127,155
Conversion of redeemable convertible preferred stock to common stock upon initial public offering, Shares				(202,009,981)		12,605,800
Conversion of convertible notes into common stock at initial public offering	8,393				$ 1		8,392
Conversion of convertible notes into common stock at initial public offering (in shares)					559,585
Stock-based compensation expense	556						556
Issuance of common stock upon the exercise of stock options	201						201
Issuance of common stock upon the exercise of stock options, Shares					39,444
Net loss and comprehensive loss	(15,482)								(15,482)
Ending Balance at Jun. 30, 2021	$ 0		$ 0
Ending Balance, Shares at Jun. 30, 2021	0		0
Ending Balance at Jun. 30, 2021	$ 51,298				$ 19		$ 216,314		$ (165,035)
Ending Balance, Shares at Jun. 30, 2021					19,470,914